Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 25, 2020
Change in fair value of derivative liabilities	$ 53,046		$ (211,807)			$ (191,656)
Cumulative dividend on preferred stock					8.00%
FDIC insured amount	250,000		250,000		$ 250,000
Uninsured cash balance	$ 5,379,003		$ 5,379,003		$ 1,867,286	$ 2,490,645
Series C Convertible Preferred Stock [Member] | Securties Purchase Agreement [Member]
Cumulative dividend on preferred stock			8.00%
Private Placement Offering [Member]
Warrants to purchase common stock							57,200